State Street Corporation
Legal Services Department
P.O. Box 5049
Boston, MA 02206-5049


May 25, 2006


VIA EDGAR

Securities and Exchange Commission
Investment Company Division
100 F. Street, N.E.
Washington, DC 20549


Attention:     Office of Filings, Information & Consumer Services

Re:   Henderson Global Funds (the "Trust")
      (File Nos. 333-62270 and 811-10399)

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Supplement and the Prospectus for the above-named Trust on behalf of the Henderson European Focus Fund, Henderson Global Technology Fund, Henderson International Opportunities Fund, Henderson Worldwide Income Fund and Henderson U.S. Core Growth Fund of the Trust do not differ from those contained in Post-Effective Amendment No. 19 (the "Amendment") to the Trust's Registration Statement on Form N-1A (Amendment No. 21 under the Investment Company Act of 1940, as amended). The Amendment was filed electronically on May 16, 2006 (Accession # 0000891804-06-001655).

If you have any questions concerning this filing, you may contact me at (617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes
---------------------

Francine S. Hayes
Vice President and Counsel


cc:      C. Yarbrough